Cover	Dec. 22, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 22, 2025
Entity Registrant Name	Blue Owl Real Estate Net Lease Trust
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56536
Entity Tax Identification Number	88-1672312
Entity Address, Address Line One	37th Floor
Entity Address, Address Line Two	150 N Riverside Plaza
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	888
Local Phone Number	215-2015
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001944366